Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net loss	$ (1,712,193)	$ (622,544)	$ (1,341,333)	$ (587,997)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization	777,338	7,330
Stock-based compensation	129,657
Changes in operating assets and liabilities:
Inventory	(90,033)	(136,443)	(65,318)	(3,460)
Depreciation and Amortization			263,280	5,833
Accounts receivable	1,845		(1,845)	30,000
Prepaid expenses				(4,135)
Security deposit				(9,000)
Unearned Revenue	200,000
Accounts payable and accrued liabilities	107,370	46,865	125,429	34,452
Net cash used in operating activities	(586,016)	(704,792)	(1,019,787)	(534,307)
INVESTING ACTIVITIES
Purchases of property, plant and equipment		(90,893)	(90,893)
Net cash used in investing activities		(90,893)	(90,893)
FINANCING ACTIVITIES
Due to related party			(30,507)	(39,196)
Proceeds from related party promissory notes	618,679	803,079	1,138,570
Proceeds from issuance common stock				216,192
Proceeds from members’ interest				140,500
Net cash provided by financing activities	618,679	803,079	1,108,063	317,496
Net change in cash	32,663	7,394	(2,617)	(216,811)
Cash - Beginning of Period	6,191	8,808	8,808	225,619
Cash - End of Period	38,854	16,202	6,191	8,808
Supplemental Disclosure of Cash Flows Information:
Cash paid for interest	104,643	9,128	41,837	495
Cash paid for income taxes
Non-cash Investing and Financing Activities:
Forgiveness of receivable – related party				146,617
ALTANINE, INC. [Member]
OPERATING ACTIVITIES
Net loss	(4,581,010)	(2,120,407)	(3,236,717)	(3,978)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization deferred financing costs	203,397	161,122	241,684
Amortization intellectual property	445,221	296,814	445,221
Depreciation and Amortization	445,221	296,814	445,221
Change in fair value warrant liability	1,724,722	(64,537)	(42,953)
Stock-based compensation	632,629	542,800	582,888
Changes in operating assets and liabilities:
Prepaid expenses	9,814	5,474	(17,708)
Accounts payable	204,862	343,825	94,565
Accrued liabilities	(1,682)	(18,398)	366,854
Net cash used in operating activities	(1,362,047)	(853,307)	(1,566,166)	(3,978)
INVESTING ACTIVITIES
Purchase of intellectual property		(50,080)	(50,080)
Net cash used in investing activities		(50,080)	(50,080)
FINANCING ACTIVITIES
Proceeds from issuance common stock				4,500
Advances from related party	1,367,000	904,541	1,683,750
Repayment related party			(65,000)
Net cash provided by financing activities	1,367,000	904,541	1,618,750	4,500
Net change in cash	4,953	1,154	2,504	522
Cash - Beginning of Period	3,026	522	522
Cash - End of Period	7,979	1,676	3,026	522
Supplemental Disclosure of Cash Flows Information:
Cash paid for interest
Cash paid for income taxes
Non-cash Investing and Financing Activities:
Corporate expenses paid on behalf of the company	140,901
Issuance of common stock for asset acquisition		9,903,880
Acquisition intellectual property from asset acquisition			10,041,591
Issuance of common stock for asset acquisition			9,903,880
Accounts payable assumed from asset acquisition			137,711
Fair value warrants issued with line of credit		644,490	$ 644,490
Conversion of line of credit to preferred stock	1,000,000
Cashless exercise of warrants	2,326,258
Acquisition intellectual property from asset acquisition		10,041,591
Accounts payable assumed from asset acquisition		$ 137,711